Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended							9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 135,077	$ 135,011	$ 132,351	$ 131,258	$ 130,302	$ 126,505	$ 131,309	$ 128,176	$ 533,697	$ 516,291	$ 590,271
Interest expense	31,684	31,732	31,715	32,946	33,343	33,482	35,875	33,461	128,077	136,159	193,249
Net interest income	103,393	103,279	100,636	98,312	96,959	93,023	95,434	94,715	405,620	380,132	397,022
Provision (reversal) for loan losses	(3,465)	(3,000)	(4,336)	(4,600)	(2,250)	0	3,600	0	(15,401)	1,350	44,955
Other operating income (REO expense)	10,808	6,016	7,255	3,837	11,157	2,043	1,638	5,236
Noninterest expense	54,537	53,293	52,059	44,120	43,167	41,164	38,298	41,610	204,009	164,240	142,854
Income before income taxes	63,129	59,002	60,168	62,629	67,199	53,902	55,174	58,341	244,928	234,616	215,911
Income taxes	22,568	21,092	21,511	22,393	24,293	17,924	19,891	21,003	87,564	83,111	77,728
NET INCOME	$ 40,561	$ 37,910	$ 38,657	$ 40,236	$ 42,906	$ 35,978	$ 35,283	$ 37,338	$ 157,364	$ 151,505	$ 138,183
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.38	$ 0.38	$ 0.39	$ 0.42	$ 0.34	$ 0.33	$ 0.36	$ 1.56	$ 1.45	$ 1.29
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.37	$ 0.38	$ 0.39	$ 0.41	$ 0.34	$ 0.33	$ 0.36	$ 1.55	$ 1.45	$ 1.29
Cash dividends per share (in dollars per share)	$ 0.11	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.09	$ 0.08	$ 0.09
Return of average assets	1.10%	1.04%	1.07%	1.19%	1.32%	1.10%	1.11%	1.15%